Clearwater Investment Trust
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930

July 9, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Clearwater Investment Trust 1933 Act Registration No. 033-12289 and 1940 Act Registration No. 811-05038

Dear Sir or Madam:

Electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information that corresponds to the risk/return summary information in the Prospectus for the Clearwater Core Equity Fund, Clearwater Small Companies Fund and Clearwater International Fund, filed in Post-Effective Amendment No. 58 to the Registration Statement under the 1933 Act on April 28, 2020 (Accession No.  0000897101-20-000277) and effective April 29, 2020, as supplemented by the prospectus supplement filed pursuant to Rule 497 under the 1933 Act on June 22, 2020 (Accession No. 0000897101-20-000471).

Please contact me at (651) 215-4414 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Very truly yours,

/s/ Karen P. Rau
Karen P. Rau

Enclosures